Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	2018	2017	2016
Netherlands	2,570	1,679	537
Foreign	(195)	57	(1,140)
	2,375	1,736	(603)

Components of Benefit (Expense) for Income Taxes

The components of the benefit (expense) for income taxes are as follows:

	2018	2017	2016
Current taxes:
Netherlands	(296)	(179)	(7)
Foreign	(91)	(135)	(67)
	(387)	(314)	(74)
Deferred taxes:
Netherlands	2	(259)	205
Foreign	209	1,056	720
	211	797	925
Total benefit (expense) for income taxes	(176)	483	851

Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2018		2017	2016
Statutory income tax in the Netherlands	25.0		25.0	25.0

Rate differential local statutory rates versus statutory rate of the Netherlands	0.8		(4.5)	24.2
Net change in valuation allowance	0.4		1.1	72.6
Non-deductible expenses/losses	2.7		2.2	(7.0)
Sale of non-deductible goodwill	-		3.8	-
The U.S. Tax Cuts and Jobs Act	(0.1)	1)	(42.3)	-
Tax on gains related to internal corporate reorganization transaction	-		-	(10.3)
Netherlands tax incentives	(10.6)		(7.5)	17.9
Foreign tax incentives	(3.7)		(4.7)	13.0
Adjustments of prior years' income taxes	(3.5)		(0.3)	0.1
Other differences	(3.6)		(0.6)	5.6
Effective tax rate	7.4%		(27.8%)	141.1%
1) This is only relating to the 2017 income tax provision.

Principal Components of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2018	2017
Operating loss and tax credit carryforwards	598	621
Disallowed interest carryforwards	117	156
Other accrued liabilities	83	100
Pensions	83	93
Share-based compensation	18	25
Restructuring liabilities	12	16
Receivables	83	71
Inventories	2	3
Other assets	2	2
Total Gross Deferred Tax Assets	998	1,087
Valuation Allowance	(145)	(140)
Total Net Deferred Tax Assets	853	947

Intangible assets (including purchase accounting basis difference)	(867)	(1,161)
Undistributed earnings of foreign subsidiaries	(96)	(109)
Property, plant and equipment (including purchase accounting basis difference)	(47)	(54)
Total Deferred Tax Liabilities	(1,010)	(1,324)
Net Deferred Tax Position	(157)	(377)

Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets

The classification of the deferred tax assets and liabilities in the Company’s Consolidated Balance Sheets is as follows:

	2018	2017
Deferred tax assets within other non-current assets	293	324
Deferred tax liabilities within non-current liabilities	(450)	(701)
	(157)	(377)

Expiration of Tax Loss Carryforwards

At December 31, 2018 tax loss carryforwards of $795 million (inclusive of $228 million of U.S. state tax losses) will expire as follows:

	Balance	Scheduled expiration
	December 31,
	2018	2019	2020	2021	2022	2023	2024-2028	later	unlimited
Tax loss carryforwards	795	22	6	1	16	3	129	181	437

Expiration of Tax Credit Carryforwards

The Company also has tax credit carryforwards of $571 million (excluding the effect of unrecognized tax benefits), which are available to offset future tax, if any, and which will expire as follows:

	Balance	Scheduled expiration
	December 31,
	2018	2019	2020	2021	2022	2023	2024-2028	later	unlimited
Tax credit carryforwards	571	12	16	1	11	10	186	281	54

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017	2016
Balance as of January 1,	177	146	149
Translation differences	(4)	4	1
Decreases from activities which are held for sale	-	-	(7)
Increases from tax positions taken during prior periods	7	19	1
Decreases from tax positions taken during prior periods	(17)	-	(3)
Increases from tax positions taken during current period	7	10	9
Decreases relating to settlements with the tax authorities	(5)	(2)	(4)
Balance as of December 31,	165	177	146